Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

13.      Commitments and Contingencies

The Company is subject to federal, state and local environmental laws and regulations. These laws and regulations, which are constantly changing, can require expenditures for remediation and in certain instances result in assessment of fines. The Company has established procedures for ongoing evaluation of its operations to identify potential environmental exposures and assure compliance with regulatory policies and procedures. The estimated costs associated with identified situations that require remedial action are accrued. However, when recoverable through regulated rates, certain of these costs are deferred as regulatory assets. Ongoing expenditures for compliance with environmental law and regulations, including investments in plant and facilities to meet environmental requirements, have not been material. Management believes that any such required expenditures will not be significantly different in either nature or amount in the future and does not know of any environmental liabilities that will have a material effect on its business, financial condition, results of operations, liquidity or ability to make distributions.

In the ordinary course of business, various legal and regulatory claims and proceedings are pending or threatened against the Company.  While the amounts claimed may be substantial, the Company is unable to predict with certainty the ultimate outcome of such claims and proceedings.  The Company accrues legal or other direct costs related to loss contingencies when actually incurred.  The Company has established reserves it believes to be appropriate for pending matters and after consultation with counsel and giving appropriate consideration to available insurance, the Company believes that the ultimate outcome of any matter currently pending against the Company will not materially affect the business, financial condition, results of operations, liquidity or ability to make distributions.

The Company may recover the costs it incurs to comply with the Pipeline Safety Improvement Act of 2002 by seeking annual approval of such costs from the FERC. The Company’s filing for approval of its 2011 costs was made on March 1, 2012 and is pending subject to two protests. For a period of five years after the closing of the IPO, EQT will reimburse the Company for the amount of qualifying pipeline safety costs that are not recovered through the annual pipeline safety cost tracker. The Company has submitted to FERC a Proposed Stipulation of Agreement which, if approved, would settle the customer protests and replace the surcharge with a fixed pipeline safety cost rate.